Tax Situation - Summary of Weighted-Average Income Tax Rate Applicable To Pre-tax Income (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before income tax	S/ (131,900)	S/ (535,271)	S/ 124,005
Income tax by applying local applicable tax rates on profit generated in the respective countries	(39,719)	(157,744)	37,823
Reversal of deferred income tax asset	174,716	7,950
Non-recoverable item	85,301	19,794
Non-deductible expenses	49,580	84,620	70,411
Unrecognized deferred income tax asset	24,930	82,424	8,592
Change in prior years estimations	2,213	36,529	3,235
Provision of tax contingencies	7,079	(3,421)
Adjustment for changes in rates of income tax	(240)	622	1,524
Non-taxable income	(22)	(1,195)	(1,691)
Equity method (profit) loss	(227)	(64)	(1,094)
Others	(2,394)	(8,917)	(7,807)
Income tax	S/ 58,444	S/ 303,371	S/ 110,993